Distribution Date:	10/13/21	COMM 2014-CCRE19 Mortgage Trust
Determination Date:	10/06/21
Next Distribution Date:	11/15/21
Record Date:	09/30/21	Commercial Mortgage Pass-Through Certificates
Series 2014-CCRE19

Table of Contents				Contacts
Section	Pages	Role	Party and Contact Information
Certificate Distribution Detail	2	Depositor	Deutsche Mortgage & Asset Receiving Corporation
Certificate Factor Detail	3		Helaine M. Kaplan	(212) 250-5270
Certificate Interest Reconciliation Detail	4		60 Wall Street, | New York, NY 10005
		Master Servicer	Midland Loan Services
Exchangeable Certificate Detail	5
			askmidlandls.com	(913) 253-9000
Additional Information	6
			A Division of PNC Bank, N.A.,10851 Mastin Street, Building 82 | Overland Park, KS 66210
Bond / Collateral Reconciliation - Cash Flows	7	Special Servicer	Midland Loan Services
Bond / Collateral Reconciliation - Balances	8		askmidlandls.com	(913) 253-9000
Current Mortgage Loan and Property Stratification	9-13		A Division of PNC Bank, N.A.,10851 Mastin Street, Building 82 | Overland Park, KS 66210
Mortgage Loan Detail (Part 1)	14-16	Operating Advisor	Park Bridge Lender Services LLC
Mortgage Loan Detail (Part 2)	17-19		David Rodgers	(212) 230-9025
Principal Prepayment Detail	20		600 Third Avenue,40th Floor | New York, NY 10016
Historical Detail	21	Certificate Administrator	Wells Fargo Bank, N.A.
			Corporate Trust Services (CMBS)		cts.cmbs.bond.admin@wellsfargo.com;
Delinquency Loan Detail	22				trustadministrationgroup@wellsfargo.com
Collateral Stratification and Historical Detail	23		9062 Old Annapolis Road, | Columbia, MD 21045
Specially Serviced Loan Detail - Part 1	24	Controlling Class	Eightfold Real Estate Capital, L.P.
		Representative
Specially Serviced Loan Detail - Part 2	25		-
Modified Loan Detail	26		, | ,
Historical Liquidated Loan Detail	27
Historical Bond / Collateral Loss Reconciliation Detail	28
Interest Shortfall Detail - Collateral Level	29
Supplemental Notes	30

This report is compiled by Wells Fargo Bank, N.A. from information provided by third parties. Wells Fargo Bank, N.A. has not independently confirmed the accuracy of the information.

Please visit www.ctslink.com for additional information and if applicable, any special notices and any credit risk retention notices. In addition, certificate holders may register online for email notification when special notices are posted. For information or assistance please call 866-846-4526.

© Copyright 2021, Wells Fargo Bank, N.A. All rights reserved. Confidential	Page 1 of 30

				Certificate Distribution Detail

											Current	Original
		Pass-Through Rate		Beginning	Principal	Interest	Prepayment		Total		Credit	Credit
Class	CUSIP	(2)	Original Balance	Balance	Distribution	Distribution	Penalties	Realized Losses	Distribution	Ending Balance	Support¹	Support¹
Regular Certificates
A-1	12592GAY9	1.415000%	69,931,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	30.00%
A-2	12592GAZ6	2.965000%	168,679,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	30.00%
A-3	12592GBA0	3.530000%	15,824,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	30.00%
A-SB	12592GBB8	3.499000%	94,344,000.00	56,524,675.85	1,499,547.35	164,816.53	0.00	0.00	1,664,363.88	55,025,128.50	42.50%	30.00%
A-4	12592GBC6	3.532000%	190,000,000.00	134,316,666.40	0.00	395,338.72	0.00	0.00	395,338.72	134,316,666.40	42.50%	30.00%
A-5	12592GBD4	3.796000%	283,135,000.00	283,135,000.00	0.00	895,650.38	0.00	0.00	895,650.38	283,135,000.00	42.50%	30.00%
A-M	12592GBF9	4.080000%	89,530,000.00	89,530,000.00	0.00	304,402.00	0.00	0.00	304,402.00	89,530,000.00	31.60%	22.38%
B	12592GBG7	4.702900%	55,773,000.00	55,773,000.00	0.00	218,579.01	0.00	0.00	218,579.01	55,773,000.00	24.82%	17.63%
C	12592GBJ1	4.702900%	52,837,000.00	52,837,000.00	0.00	207,072.59	0.00	0.00	207,072.59	52,837,000.00	18.39%	13.13%
D	12592GAG8	4.702900%	64,579,000.00	64,579,000.00	0.00	253,090.46	0.00	0.00	253,090.46	64,579,000.00	10.53%	7.63%
E	12592GAJ2	4.202900%	23,483,000.00	23,483,000.00	0.00	82,247.24	0.00	0.00	82,247.24	23,483,000.00	7.67%	5.63%
F	12592GAL7	3.413000%	13,210,000.00	13,210,000.00	0.00	37,571.44	0.00	0.00	37,571.44	13,210,000.00	6.06%	4.50%
G	12592GAN3	3.413000%	13,209,000.00	13,209,000.00	0.00	37,568.60	0.00	0.00	37,568.60	13,209,000.00	4.45%	3.38%
H*	12592GAQ6	3.413000%	39,628,569.00	36,592,294.25	0.00	84,996.38	0.00	0.00	84,996.38	36,592,294.25	0.00%	0.00%
V	12592GAT0	0.000000%	1.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	0.00%
R	12592GAU7	0.000000%	1.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	0.00%
LR	12592GAW3	0.000000%	1.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	0.00%
Regular SubTotal			1,174,162,572.00	823,189,636.50	1,499,547.35	2,681,333.35	0.00	0.00	4,180,880.70	821,690,089.15

Notional Certificates
X-A	12592GBE2	0.954496%	911,443,000.00	563,506,342.25	0.00	448,220.47	0.00	0.00	448,220.47	562,006,794.90
X-B	12592GAA1	0.000000%	108,610,000.00	108,610,000.00	0.00	0.00	0.00	0.00	0.00	108,610,000.00
X-C	12592GAC7	0.784375%	36,693,000.00	36,693,000.00	0.00	23,984.23	0.00	0.00	23,984.23	36,693,000.00
X-D	12592GAE3	1.289900%	52,837,569.00	49,801,294.25	0.00	53,532.22	0.00	0.00	53,532.22	49,801,294.25
Notional SubTotal			1,109,583,569.00	758,610,636.50	0.00	525,736.92	0.00	0.00	525,736.92	757,111,089.15

Deal Distribution Total					1,499,547.35	3,207,070.27	0.00	0.00	4,706,617.62

*	Denotes the Controlling Class (if required)
(1)

Calculated by taking (A) the sum of the ending certificate balance of all classes in a series less (B) the sum of (i) the ending certificate balance of the designated class and (ii) the ending certificate balance of all classes which are not subordinate to the designated class and dividing

	the result by (A).
(2)

Pass-Through Rates with respect to any Class of Certificates on next month’s Payment Date is expected to be the same as the current respective Pass-Through Rate, subject to any modifications on the underlying loans, any change in certificate or pool balance, any change in the

	underlying index (if and as applicable), and any other matters provided in the governing documents.

© Copyright 2021, Wells Fargo Bank, N.A. All rights reserved. Confidential												Page 2 of 30

				Certificate Factor Detail
						Cumulative
					Interest Shortfalls	Interest
Class	CUSIP	Beginning Balance	Principal Distribution	Interest Distribution	/ (Paybacks)	Shortfalls	Prepayment Penalties	Realized Losses	Total Distribution	Ending Balance
Regular Certificates
A-1	12592GAY9	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
A-2	12592GAZ6	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
A-3	12592GBA0	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
A-SB	12592GBB8	599.13376420	15.89446441	1.74697416	0.00000000	0.00000000	0.00000000	0.00000000	17.64143857	583.23929980
A-4	12592GBC6	706.92982316	0.00000000	2.08073011	0.00000000	0.00000000	0.00000000	0.00000000	2.08073011	706.92982316
A-5	12592GBD4	1,000.00000000	0.00000000	3.16333332	0.00000000	0.00000000	0.00000000	0.00000000	3.16333332	1,000.00000000
A-M	12592GBF9	1,000.00000000	0.00000000	3.40000000	0.00000000	0.00000000	0.00000000	0.00000000	3.40000000	1,000.00000000
B	12592GBG7	1,000.00000000	0.00000000	3.91908289	0.00000000	0.00000000	0.00000000	0.00000000	3.91908289	1,000.00000000
C	12592GBJ1	1,000.00000000	0.00000000	3.91908303	0.00000000	0.00000000	0.00000000	0.00000000	3.91908303	1,000.00000000
D	12592GAG8	1,000.00000000	0.00000000	3.91908298	0.00000000	0.00000000	0.00000000	0.00000000	3.91908298	1,000.00000000
E	12592GAJ2	1,000.00000000	0.00000000	3.50241622	0.00000000	0.00000000	0.00000000	0.00000000	3.50241622	1,000.00000000
F	12592GAL7	1,000.00000000	0.00000000	2.84416654	0.00000000	0.00000000	0.00000000	0.00000000	2.84416654	1,000.00000000
G	12592GAN3	1,000.00000000	0.00000000	2.84416686	0.00000000	0.00000000	0.00000000	0.00000000	2.84416686	1,000.00000000
H	12592GAQ6	923.38167068	0.00000000	2.14482587	0.48142541	12.98212812	0.00000000	0.00000000	2.14482587	923.38167068
V	12592GAT0	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
R	12592GAU7	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
LR	12592GAW3	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000

Notional Certificates
X-A	12592GBE2	618.25735921	0.00000000	0.49177016	0.00000000	0.00000000	0.00000000	0.00000000	0.49177016	616.61211387
X-B	12592GAA1	1,000.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	1,000.00000000
X-C	12592GAC7	1,000.00000000	0.00000000	0.65364593	0.00000000	0.00000000	0.00000000	0.00000000	0.65364593	1,000.00000000
X-D	12592GAE3	942.53568422	0.00000000	1.01314691	0.00000000	0.00000000	0.00000000	0.00000000	1.01314691	942.53568422

© Copyright 2021, Wells Fargo Bank, N.A. All rights reserved. Confidential										Page 3 of 30

				Certificate Interest Reconciliation Detail

									Additional
				Accrued	Net Aggregate	Distributable	Interest		Interest
		Accrual	Prior Interest	Certificate	Prepayment	Certificate	Shortfalls /	Payback of Prior	Distribution	Interest	Cumulative
Class	Accrual Period	Days	Shortfalls	Interest	Interest Shortfall	Interest	(Paybacks)	Realized Losses	Amount	Distribution	Interest Shortfalls
A-1	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
A-2	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
A-3	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
A-SB	09/01/21 - 09/30/21	30	0.00	164,816.53	0.00	164,816.53	0.00	0.00	0.00	164,816.53	0.00
A-4	09/01/21 - 09/30/21	30	0.00	395,338.72	0.00	395,338.72	0.00	0.00	0.00	395,338.72	0.00
A-5	09/01/21 - 09/30/21	30	0.00	895,650.38	0.00	895,650.38	0.00	0.00	0.00	895,650.38	0.00
A-M	09/01/21 - 09/30/21	30	0.00	304,402.00	0.00	304,402.00	0.00	0.00	0.00	304,402.00	0.00
B	09/01/21 - 09/30/21	30	0.00	218,579.01	0.00	218,579.01	0.00	0.00	0.00	218,579.01	0.00
C	09/01/21 - 09/30/21	30	0.00	207,072.59	0.00	207,072.59	0.00	0.00	0.00	207,072.59	0.00
D	09/01/21 - 09/30/21	30	0.00	253,090.46	0.00	253,090.46	0.00	0.00	0.00	253,090.46	0.00
E	09/01/21 - 09/30/21	30	0.00	82,247.24	0.00	82,247.24	0.00	0.00	0.00	82,247.24	0.00
F	09/01/21 - 09/30/21	30	0.00	37,571.44	0.00	37,571.44	0.00	0.00	0.00	37,571.44	0.00
G	09/01/21 - 09/30/21	30	0.00	37,568.60	0.00	37,568.60	0.00	0.00	0.00	37,568.60	0.00
H	09/01/21 - 09/30/21	30	495,384.96	104,074.58	0.00	104,074.58	19,078.20	0.00	0.00	84,996.38	514,463.16
V	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
X-A	09/01/21 - 09/30/21	30	0.00	448,220.47	0.00	448,220.47	0.00	0.00	0.00	448,220.47	0.00
X-B	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
X-C	09/01/21 - 09/30/21	30	0.00	23,984.23	0.00	23,984.23	0.00	0.00	0.00	23,984.23	0.00
X-D	09/01/21 - 09/30/21	30	0.00	53,532.22	0.00	53,532.22	0.00	0.00	0.00	53,532.22	0.00
Totals			495,384.96	3,226,148.47	0.00	3,226,148.47	19,078.20	0.00	0.00	3,207,070.27	514,463.16

© Copyright 2021, Wells Fargo Bank, N.A. All rights reserved. Confidential												Page 4 of 30

				Exchangeable Certificate Detail
		Pass-Through					Prepayment
Class	CUSIP	Rate	Original Balance	Beginning Balance Principal Distribution Interest Distribution			Penalties	Realized Losses	Total Distribution	Ending Balance
Regular Interest
A-M (Cert)	12592GBF9	4.080000%	89,530,000.00	89,530,000.00	0.00	304,402.00	0.00	0.00	304,402.00	89,530,000.00
A-M (PEZ)	NA	N/A	0.01	0.00	0.00	0.00	0.00	0.00	0.00	0.00
B (Cert)	12592GBG7	4.702900%	55,773,000.00	55,773,000.00	0.00	218,579.01	0.00	0.00	218,579.01	55,773,000.00
B (PEZ)	NA	N/A	0.01	0.00	0.00	0.00	0.00	0.00	0.00	0.00
C (Cert)	12592GBJ1	4.702900%	52,837,000.00	52,837,000.00	0.00	207,072.59	0.00	0.00	207,072.59	52,837,000.00
C (PEZ)	NA	N/A	0.01	0.00	0.00	0.00	0.00	0.00	0.00	0.00
Regular Interest Total			198,140,000.03	198,140,000.00	0.00	730,053.60	0.00	0.00	730,053.60	198,140,000.00

Exchangeable Certificate Details
PEZ	12592GBH5	N/A	0.01	0.00	0.00	0.00	0.00	0.00	0.00	0.00
Exchangeable Certificates Total			0.01	0.00	0.00	0.00	0.00	0.00	0.00	0.00

© Copyright 2021, Wells Fargo Bank, N.A. All rights reserved. Confidential										Page 5 of 30

Additional Information
Total Available Distribution Amount (1)	4,706,617.62
(1) The Available Distribution Amount includes any Prepayment Penalties.

© Copyright 2021, Wells Fargo Bank, N.A. All rights reserved. Confidential		Page 6 of 30

Bond / Collateral Reconciliation - Cash Flows

Total Funds Collected		Total Funds Distributed
Interest		Fees
Interest Paid or Advanced	3,241,707.41	Master Servicing Fee	11,511.58
Interest Reductions due to Nonrecoverability Determination	0.00	Certificate Administrator Fee	0.00
Interest Adjustments	0.00	Trustee Fee	2,606.77
Deferred Interest	0.00	CREFC® Intellectual Property Royalty License Fee	343.00
ARD Interest	0.00	Operating Advisor Fee	0.00
Net Prepayment Interest Excess / (Shortfall)	0.00	Asset Representations Reviewer Fee	1,097.59
Extension Interest	0.00
Interest Reserve Withdrawal	0.00	Total Fees	15,558.93
Total Interest Collected	3,241,707.41

Principal		Expenses/Reimbursements
Scheduled Principal	1,499,547.35	Reimbursement for Interest on Advances	3,639.57
Unscheduled Principal Collections		ASER Amount	(184.30)
Principal Prepayments	0.00	Special Servicing Fees (Monthly)	15,622.92
Collection of Principal after Maturity Date	0.00	Special Servicing Fees (Liquidation)	0.00
Recoveries From Liquidations and Insurance Proceeds	0.00	Special Servicing Fees (Work Out)	0.00
Excess of Prior Principal Amounts Paid	0.00	Legal Fees	0.00
Curtailments	0.00	Rating Agency Expenses	0.00
Negative Amortization	0.00	Taxes Imposed on Trust Fund	0.00
Principal Adjustments	0.00	Non-Recoverable Advances	0.00
		Workout Delayed Reimbursement Amounts	0.00
		Other Expenses	0.00
Total Principal Collected	1,499,547.35	Total Expenses/Reimbursements	19,078.19

		Interest Reserve Deposit	0.00

Other		Payments to Certificateholders and Others
Prepayment Penalties / Yield Maintenance	0.00	Interest Distribution	3,207,070.27
Gain on Sale / Excess Liquidation Proceeds	0.00	Principal Distribution	1,499,547.35
Borrower Option Extension Fees	0.00	Prepayment Penalties / Yield Maintenance	0.00
		Borrower Option Extension Fees	0.00
Total Other Collected	0.00	Total Payments to Certificateholders and Others	4,706,617.62
Total Funds Collected	4,741,254.76	Total Funds Distributed	4,741,254.74

© Copyright 2021, Wells Fargo Bank, N.A. All rights reserved. Confidential			Page 7 of 30

	Bond / Collateral Reconciliation - Balances

	Collateral Reconciliation		Certificate Reconciliation
		Total		Total
Beginning Scheduled Collateral Balance	823,189,636.50	823,189,636.50	Beginning Certificate Balance	823,189,636.50
(-) Scheduled Principal Collections	1,499,547.35	1,499,547.35	(-) Principal Distributions	1,499,547.35
(-) Unscheduled Principal Collections	0.00	0.00	(-) Realized Losses	0.00
(-) Principal Adjustments (Cash)	0.00	0.00	Realized Loss and Realized Loss Adjustments on Collateral	0.00
(-) Principal Adjustments (Non-Cash)	0.00	0.00	Current Period NRA¹	0.00
(-) Realized Losses from Collateral	0.00	0.00	Current Period WODRA¹	0.00
(-) Other Adjustments²	0.00	0.00	Principal Used to Pay Interest	0.00
			Non-Cash Principal Adjustments	0.00
Ending Scheduled Collateral Balance	821,690,089.15	821,690,089.15	Certificate Other Adjustments**	0.00
Beginning Actual Collateral Balance	824,885,360.48	824,885,360.48	Ending Certificate Balance	821,690,089.15
Ending Actual Collateral Balance	823,386,591.28	823,386,591.28

	NRA/WODRA Reconciliation		Under / Over Collateralization Reconciliation
	Non-Recoverable Advances (NRA) from	Workout Delayed Reimbursement of Advances
	Principal	(WODRA) from Principal	Beginning UC / (OC)	0.00
Beginning Cumulative Advances	0.00	0.00	UC / (OC) Change	0.00
Current Period Advances	0.00	0.00	Ending UC / (OC)	0.00
Ending Cumulative Advances	0.00	0.00	Net WAC Rate	4.70%
			UC / (OC) Interest	0.00
(1)	Current Period NRA and WODRA displayed will represent the portion applied as Realized Losses to the bonds.
(2)	Other Adjustments value will represent miscellaneous items that may impact the Scheduled Balance of the collateral.
**	A negative value for Certificate Other Adjustments represents the payback of prior Principal Shortfalls, if any.

© Copyright 2021, Wells Fargo Bank, N.A. All rights reserved. Confidential				Page 8 of 30

				Current Mortgage Loan and Property Stratification

			Scheduled Balance							Debt Service Coverage Ratio¹
	Scheduled	# Of	Scheduled	% Of			Weighted Avg	Debt Service Coverage	# Of	Scheduled	% Of			Weighted Avg
					WAM²	WAC						WAM²	WAC
	Balance	Loans	Balance	Agg. Bal.			DSCR¹	Ratio	Loans	Balance	Agg. Bal.			DSCR¹
	Defeased	11	130,474,813.27	15.88%	34	4.7461	NAP	Defeased	11	130,474,813.27	15.88%	34	4.7461	NAP
	4,999,999 or less	12	42,337,186.60	5.15%	33	4.8242	1.871731	1.29 or less	14	208,662,980.79	25.39%	34	4.7491	0.392259
5,000,000 to 9,999,999		13	95,012,082.55	11.56%	30	4.7734	1.555675	1.30 to 1.39	5	102,590,726.73	12.49%	30	4.5538	1.318187
10,000,000 to 14,999,999		6	77,132,878.47	9.39%	34	4.5478	1.011997	1.40 to 1.59	4	63,227,448.89	7.69%	34	4.6746	1.557104
15,000,000 to 24,999,999		7	147,420,031.64	17.94%	34	4.6707	1.839518	1.60 to 1.79	6	98,747,475.76	12.02%	34	4.5378	1.707652
25,000,000 to 49,999,999		5	148,819,970.64	18.11%	34	4.5198	1.479113	1.80 to 1.99	4	54,115,721.10	6.59%	34	4.7868	1.894980
	50,000,000 or greater	3	180,493,125.98	21.97%	34	4.9526	1.450663	2.00 or greater	13	163,870,922.61	19.94%	33	4.8990	2.877498
	Totals	57	821,690,089.15	100.00%	33	4.7255	1.514711	Totals	57	821,690,089.15	100.00%	33	4.7255	1.514711
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure.

(4)	Note: There are no Hyper-Amortization Loans included in the Mortgage Pool.

© Copyright 2021, Wells Fargo Bank, N.A. All rights reserved. Confidential														Page 9 of 30

			Current Mortgage Loan and Property Stratification

			State³
									Property Type³

	# Of	Scheduled	% Of			Weighted Avg
State				WAM²	WAC			# Of	Scheduled	% Of			Weighted Avg
	Properties	Balance	Agg. Bal.			DSCR¹	Property Type				WAM²	WAC
								Properties	Balance	Agg. Bal.			DSCR¹

Defeased	11	130,474,813.27	15.88%	34	4.7461	NAP
							Defeased	11	130,474,813.27	15.88%	34	4.7461	NAP
California	10	160,379,141.04	19.52%	34	4.7165	0.867712
							Industrial	1	4,271,189.70	0.52%	33	4.6000	1.370000
Connecticut	1	21,531,795.54	2.62%	34	5.0390	1.260000
							Lodging	12	137,700,027.95	16.76%	33	4.7511	0.993104
Florida	3	33,530,663.94	4.08%	33	4.6740	1.007669
							Mixed Use	6	95,557,290.83	11.63%	33	5.0340	3.015357
Georgia	3	93,658,944.40	11.40%	34	4.5338	1.340602
							Mobile Home Park	5	37,832,765.64	4.60%	34	4.6374	2.158842
Illinois	2	6,301,060.96	0.77%	33	4.7617	1.878993
							Multi-Family	5	11,255,114.10	1.37%	33	4.5661	1.355922
Indiana	3	10,647,483.09	1.30%	34	4.7958	1.822408
							Office	12	224,164,804.72	27.28%	34	4.7831	1.053119
Maine	4	4,130,991.56	0.50%	33	4.9000	1.320000
							Retail	10	171,299,495.67	20.85%	32	4.4630	1.555415
Maryland	5	56,962,023.52	6.93%	33	4.5153	1.806626
							Self Storage	4	9,134,587.26	1.11%	33	4.9463	3.071484
Michigan	2	29,011,760.24	3.53%	34	4.5935	1.654826
							Totals	66	821,690,089.15	100.00%	33	4.7255	1.514711
New Jersey	4	24,916,733.85	3.03%	33	4.8774	1.424626

New York	6	137,239,391.68	16.70%	34	4.9286	2.478003

North Carolina	2	8,325,099.21	1.01%	(10)	4.9329	2.013886

Ohio	3	36,393,891.52	4.43%	34	4.4008	1.580206

Oklahoma	1	24,174,143.81	2.94%	34	4.8500	1.960000

South Carolina	1	6,051,655.48	0.74%	33	4.7000	0.490000

Tennessee	1	3,350,718.14	0.41%	33	4.7210	2.750000

Texas	1	7,920,044.25	0.96%	33	5.1560	0.310000

Virginia	2	17,255,500.06	2.10%	33	4.4692	1.405692

Wyoming	1	9,434,233.58	1.15%	32	4.9800	0.940000

Totals	66	821,690,089.15	100.00%	33	4.7255	1.514711

Note: Please refer to footnotes on the next page of the report.

© Copyright 2021, Wells Fargo Bank, N.A. All rights reserved. Confidential													Page 10 of 30

				Current Mortgage Loan and Property Stratification

			Note Rate							Seasoning
		# Of	Scheduled	% Of			Weighted Avg		# Of	Scheduled	% Of			Weighted Avg
	Note Rate				WAM²	WAC		Seasoning				WAM²	WAC
		Loans	Balance	Agg. Bal.			DSCR¹		Loans	Balance	Agg. Bal.			DSCR¹
	Defeased	11	130,474,813.27	15.88%	34	4.7461	NAP	Defeased	11	130,474,813.27	15.88%	34	4.7461	NAP
	3.9999% or less	1	12,844,238.86	1.56%	33	3.8500	1.050000	12 months or less	0	0.00	0.00%	0	0.0000	0.000000
	4.0000% to 4.4999%	8	177,853,949.74	21.64%	34	4.3957	1.806598	13 to 24 months	0	0.00	0.00%	0	0.0000	0.000000
	4.5000% to 4.9999%	30	404,447,905.49	49.22%	33	4.7299	1.127837	25 to 36 months	0	0.00	0.00%	0	0.0000	0.000000
	5.0000% or greater	7	96,069,181.79	11.69%	33	5.4065	2.782367	37 to 48 months	0	0.00	0.00%	0	0.0000	0.000000
	Totals	57	821,690,089.15	100.00%	33	4.7255	1.514711	49 months or greater	46	691,215,275.88	84.12%	33	4.7216	1.530996
								Totals	57	821,690,089.15	100.00%	33	4.7255	1.514711
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure.

(4)	Note: There are no Hyper-Amortization Loans included in the Mortgage Pool.

© Copyright 2021, Wells Fargo Bank, N.A. All rights reserved. Confidential														Page 11 of 30

				Current Mortgage Loan and Property Stratification

		Anticipated Remaining Term (ARD and Balloon Loans)							Remaining Amortization Term (ARD and Balloon Loans)
	Anticipated	# Of	Scheduled	% Of			Weighted Avg	Remaining	# Of	Scheduled	% Of			Weighted Avg
					WAM²	WAC						WAM²	WAC
	Remaining Term	Loans	Balance	Agg. Bal.			DSCR¹	Amortization Term	Loans	Balance	Agg. Bal.			DSCR¹
	Defeased	11	130,474,813.27	15.88%	34	4.7461	NAP	Defeased	11	130,474,813.27	15.88%	34	4.7461	NAP
	60 months or less	46	691,215,275.88	84.12%	33	4.7216	1.530996	Interest Only	2	59,075,000.00	7.19%	34	4.4102	2.035087
61 months to 83 months		0	0.00	0.00%	0	0.0000	0.000000	60 months or less	0	0.00	0.00%	0	0.0000	0.000000
	84 months or greater	0	0.00	0.00%	0	0.0000	0.000000	61 months to 83 months	0	0.00	0.00%	0	0.0000	0.000000
	Totals	57	821,690,089.15	100.00%	33	4.7255	1.514711	84 months or greater	44	632,140,275.88	76.93%	33	4.7507	1.483888
								Totals	57	821,690,089.15	100.00%	33	4.7255	1.514711
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure.

(4)	Note: There are no Hyper-Amortization Loans included in the Mortgage Pool.

© Copyright 2021, Wells Fargo Bank, N.A. All rights reserved. Confidential														Page 12 of 30

				Current Mortgage Loan and Property Stratification

			Age of Most Recent NOI						Remaining Stated Term (Fully Amortizing Loans)
	Age of Most	# Of	Scheduled	% Of			Weighted Avg	Age of Most	# Of	Scheduled	% Of	Weighted Avg
					WAM²	WAC					WAM²	WAC
	Recent NOI	Loans	Balance	Agg. Bal.			DSCR¹	Recent NOI	Loans	Balance	Agg. Bal.	DSCR¹
	Defeased	11	130,474,813.27	15.88%	34	4.7461	NAP				None
Underwriter's Information		3	71,678,403.99	8.72%	33	5.4433	3.158893
	12 months or less	42	611,760,964.59	74.45%	33	4.6337	1.339764
	13 months to 24 months	1	7,775,907.30	0.95%	34	4.9900	1.570000
	25 months or greater	0	0.00	0.00%	0	0.0000	0.000000
	Totals	57	821,690,089.15	100.00%	33	4.7255	1.514711
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure.

(4)	Note: There are no Hyper-Amortization Loans included in the Mortgage Pool.

© Copyright 2021, Wells Fargo Bank, N.A. All rights reserved. Confidential												Page 13 of 30

					Mortgage Loan Detail (Part 1)

		Prop									Original Adjusted		Beginning	Ending	Paid
		Type			Interest		Scheduled	Scheduled	Principal	Anticipated Maturity Maturity			Scheduled	Scheduled	Through
Pros ID	Loan ID	(1)	City	State Accrual Type Gross Rate			Interest	Principal	Adjustments Repay Date Date			Date	Balance	Balance	Date
1	30308076	OF	San Diego	CA	Actual/360	4.819%	273,898.39	133,584.34	0.00	N/A	08/06/24	--	68,211,698.50	68,078,114.16	10/06/21
2	30308077	RT	Snellville	GA	Actual/360	4.460%	220,589.64	100,656.71	0.00	N/A	08/06/24	--	59,351,472.76	59,250,816.05	10/06/21
3	30294095	MU	New York	NY	Actual/360	5.673%	251,819.39	99,600.79	0.00	N/A	07/06/24	--	53,263,796.56	53,164,195.77	07/06/20
6	30308078	MF	Detroit	MI	Actual/360	4.940%	184,628.71	75,287.12	0.00	N/A	08/06/24	--	44,849,079.71	44,773,792.59	10/06/21
7	30294122	RT	New York	NY	Actual/360	4.440%	146,150.00	0.00	0.00	N/A	08/06/24	--	39,500,000.00	39,500,000.00	10/06/21
8	30308079	LO	Healdsburg	CA	Actual/360	4.750%	76,039.04	45,786.43	0.00	N/A	08/06/24	--	19,209,862.14	19,164,075.71	10/06/21
9	30308080	LO	Sonoma	CA	Actual/360	4.750%	52,908.52	31,858.53	0.00	N/A	08/06/24	--	13,366,362.91	13,334,504.38	10/06/21
10	30294060	OF	Rochester	NY	Actual/360	4.746%	111,208.72	55,641.28	0.00	N/A	08/06/24	--	28,118,512.26	28,062,870.98	10/06/21
11	30294055	RT	Warrensville Heights	OH	Actual/360	4.261%	94,076.53	56,152.68	0.00	N/A	08/06/24	--	26,497,321.78	26,441,169.10	10/06/21
12	30294011	LO	Savannah	GA	Actual/360	4.620%	111,638.67	42,513.42	0.00	N/A	07/06/24	--	28,997,057.14	28,954,543.72	10/06/21
13	30308081	LO	Orlando	FL	Actual/360	4.549%	98,224.08	49,560.19	0.00	N/A	07/06/24	--	25,910,947.03	25,861,386.84	10/06/21
15	30308083	OF	Danbury	CT	Actual/360	5.039%	90,826.57	97,869.01	0.00	N/A	08/06/24	--	21,629,664.55	21,531,795.54	10/06/21
16	30294117	OF	Tulsa	OK	Actual/360	4.850%	97,894.68	47,220.57	0.00	N/A	08/06/24	--	24,221,364.38	24,174,143.81	10/06/21
17	30308084	MF	Denver	CO	Actual/360	4.625%	97,975.25	41,999.23	0.00	N/A	08/06/24	--	25,420,605.64	25,378,606.41	10/06/21
19	30294090	OF	West Bloomfield	MI	Actual/360	4.550%	86,235.04	46,276.70	0.00	N/A	08/06/24	--	22,743,308.44	22,697,031.74	10/06/21
21	30308085	MH	Berlin	MD	Actual/360	4.569%	75,471.07	40,223.63	0.00	N/A	08/06/24	--	19,821,686.54	19,781,462.91	10/06/21
22	30308086	OF	Columbia	MD	Actual/360	4.536%	77,616.22	36,869.76	0.00	N/A	07/06/24	--	20,533,391.69	20,496,521.93	10/06/21
23	30308087	MU	San Francisco	CA	Actual/360	4.350%	70,959.38	0.00	0.00	N/A	07/05/24	--	19,575,000.00	19,575,000.00	10/05/21
26	30308088	IN	Boston	MA	Actual/360	4.743%	65,216.25	0.00	0.00	N/A	07/06/24	--	16,500,000.00	16,500,000.00	10/06/21
27	30294137	MH	Various	Various	Actual/360	4.749%	57,034.39	28,505.89	0.00	N/A	08/06/24	--	14,411,722.55	14,383,216.66	10/06/21
28	30308089	MU	New York	NY	Actual/360	3.850%	41,301.70	29,019.54	0.00	N/A	07/06/24	--	12,873,258.40	12,844,238.86	10/06/21
29	30294069	LO	San Diego	CA	Actual/360	4.670%	49,839.68	25,618.40	0.00	N/A	08/06/24	--	12,806,768.97	12,781,150.57	10/06/21
30	30293936	OF	Woodcliff Lake	NJ	Actual/360	4.888%	54,645.78	24,641.64	0.00	N/A	07/06/24	--	13,415,495.41	13,390,853.77	10/06/21
31	30293977	MF	Baltimore	MD	Actual/360	4.540%	48,445.84	21,550.57	0.00	N/A	07/06/24	--	12,805,069.10	12,783,518.53	10/06/21
32	30293808	LO	Laramie	WY	Actual/360	4.980%	39,265.14	27,245.35	0.00	N/A	06/06/24	--	9,461,478.93	9,434,233.58	10/06/21
33	30294001	RT	Lorton	VA	Actual/360	4.284%	37,181.83	16,162.87	0.00	N/A	07/06/24	--	10,415,077.10	10,398,914.23	10/06/21
35	30308091	OF	Mount Laurel	NJ	Actual/360	4.950%	35,714.13	16,728.77	0.00	N/A	07/06/24	--	8,657,971.48	8,641,242.71	10/06/21
36	30308092	MF	Clarkston	GA	Actual/360	4.400%	34,680.41	14,394.16	0.00	N/A	07/06/24	--	9,458,294.52	9,443,900.36	10/06/21

© Copyright 2021, Wells Fargo Bank, N.A. All rights reserved. Confidential																Page 14 of 30

					Mortgage Loan Detail (Part 1)

		Prop									Original Adjusted		Beginning	Ending	Paid
		Type			Interest		Scheduled	Scheduled	Principal	Anticipated Maturity Maturity			Scheduled	Scheduled	Through
Pros ID	Loan ID	(1)	City	State Accrual Type Gross Rate			Interest	Principal	Adjustments Repay Date Date			Date	Balance	Balance	Date
37	30308093	LO	Trophy Club	TX	Actual/360	5.156%	34,125.51	22,277.41	0.00	N/A	07/06/24	--	7,942,321.66	7,920,044.25	08/06/21
38	30294101	MU	San Francisco	CA	Actual/360	4.400%	29,775.95	15,793.29	0.00	N/A	08/06/24	--	8,120,714.16	8,104,920.87	10/06/21
39	30308094	OF	Sacramento	CA	Actual/360	4.747%	31,284.75	15,647.24	0.00	N/A	08/06/24	--	7,908,511.45	7,892,864.21	10/06/21
40	30308095	RT	Hyattsville	MD	Actual/360	4.361%	28,008.83	16,104.87	0.00	N/A	08/06/24	--	7,707,085.68	7,690,980.81	10/06/21
41	30308096	LO	San Francisco	CA	Actual/360	4.990%	32,389.66	13,188.24	0.00	N/A	08/06/24	--	7,789,095.54	7,775,907.30	03/06/20
44	30308099	RT	Charlottesville	VA	Actual/360	4.750%	27,187.90	11,935.65	0.00	N/A	07/06/24	--	6,868,521.48	6,856,585.83	10/06/21
45	30294061	OF	Saint Clair Shores	MI	Actual/360	4.750%	25,045.33	12,513.28	0.00	N/A	08/06/24	--	6,327,241.78	6,314,728.50	10/06/21
46	30308100	MF	Baltimore	MD	Actual/360	4.440%	25,539.56	10,433.98	0.00	N/A	07/06/24	--	6,902,582.66	6,892,148.68	10/06/21
47	30308101	MF	Jacksonville	FL	Actual/360	4.530%	23,104.29	12,488.57	0.00	N/A	08/06/24	--	6,120,341.72	6,107,853.15	10/06/21
48	30294170	RT	Charlotte	NC	Actual/360	4.891%	24,433.82	11,618.41	0.00	N/A	08/06/19	--	5,994,804.11	5,983,185.70	08/06/21
49	30308102	RT	Boiling Springs	SC	Actual/360	4.700%	23,743.90	10,615.85	0.00	N/A	07/06/24	--	6,062,271.33	6,051,655.48	09/06/21
50	30308103	RT	Canton	GA	Actual/360	4.878%	22,209.68	10,610.64	0.00	N/A	08/06/24	--	5,464,195.27	5,453,584.63	10/06/21
51	30294121	LO	Columbus	OH	Actual/360	4.800%	19,275.45	13,958.37	0.00	N/A	08/06/24	--	4,818,862.87	4,804,904.50	10/06/21
52	30293927	IN	Niles	IL	Actual/360	4.600%	16,450.47	20,237.98	0.00	N/A	07/06/24	--	4,291,427.68	4,271,189.70	10/06/21
53	30293993	MF	Orlando	FL	Actual/360	4.550%	19,231.74	7,525.44	0.00	N/A	07/05/24	--	5,072,107.44	5,064,582.00	10/05/21
55	30308105	LO	Lakeland	FL	Actual/360	5.092%	17,756.01	11,742.13	0.00	N/A	08/06/24	--	4,184,448.18	4,172,706.05	10/06/21
56	30293938	OF	Merrick	NY	Actual/360	4.870%	17,882.44	8,035.38	0.00	N/A	07/06/24	--	4,405,897.48	4,397,862.10	10/06/21
57	30308106	Various Portland		ME	Actual/360	4.900%	16,898.90	7,514.53	0.00	N/A	07/06/24	--	4,138,506.09	4,130,991.56	10/06/21
58	30308107	MH	Wawarsing	NY	Actual/360	4.569%	13,994.64	7,458.68	0.00	N/A	08/06/24	--	3,675,544.75	3,668,086.07	10/06/21
59	30308108	RT	Costa Mesa	CA	Actual/360	4.700%	14,413.23	7,369.56	0.00	N/A	07/06/24	--	3,679,973.40	3,672,603.84	10/06/21
60	30293933	LO	Saint Augustine	FL	Actual/360	5.100%	14,902.48	9,895.63	0.00	N/A	07/05/24	--	3,506,466.68	3,496,571.05	10/05/21
61	30293912	SS	Various	Various	Actual/360	5.102%	14,661.76	6,518.07	0.00	N/A	07/05/24	--	3,448,473.69	3,441,955.62	10/05/21
62	30308109	SS	Clarksville	TN	Actual/360	4.721%	13,208.66	6,703.54	0.00	N/A	07/06/24	--	3,357,421.68	3,350,718.14	10/06/21
64	30294116	OF	Deptford Township	NJ	Actual/360	4.611%	11,100.44	4,221.62	0.00	N/A	08/06/24	--	2,888,858.99	2,884,637.37	10/06/21
65	30293885	RT	Harrisonburg	VA	Actual/360	4.980%	10,077.91	4,383.29	0.00	N/A	06/06/24	--	2,428,411.05	2,424,027.76	10/06/21
66	30308110	SS	Mount Holly	NC	Actual/360	5.040%	9,854.95	4,503.09	0.00	N/A	06/06/24	--	2,346,416.60	2,341,913.51	10/06/21
67	30308111	MF	Baltimore	MD	Actual/360	4.620%	8,100.44	3,101.28	0.00	N/A	06/06/24	--	2,104,010.47	2,100,909.19	10/06/21
68	30308112	MF	Cedar City	UT	Actual/360	5.350%	8,051.98	4,959.00	0.00	N/A	07/06/24	--	1,806,050.65	1,801,091.65	10/06/21

© Copyright 2021, Wells Fargo Bank, N.A. All rights reserved. Confidential																Page 15 of 30

Mortgage Loan Detail (Part 1)

		Prop									Original	Adjusted	Beginning	Ending	Paid
		Type			Interest		Scheduled	Scheduled	Principal	Anticipated Maturity		Maturity	Scheduled	Scheduled	Through
Pros ID	Loan ID	(1)	City	State	Accrual Type Gross Rate		Interest	Principal	Adjustments	Repay Date	Date	Date	Balance	Balance	Date
69	30293886	MH	Apache Junction	AZ	Actual/360	5.000%	7,511.68	3,224.75	0.00	N/A	07/06/24	--	1,802,803.47	1,799,578.72 10/06/21
Totals							3,241,707.41	1,499,547.35	0.00				823,189,636.50	821,690,089.15
(1) Property Type Codes
HC - Health Care			MU - Mixed Use	WH - Warehouse			MF - Multi-Family
SS - Self Storage			LO - Lodging	RT - Retail			SF - Single Family Rental
98 - Other			IN - Industrial	OF - Office			MH - Mobile Home Park
SE - Securities			CH - Cooperative Housing	ZZ - Missing Information/Undefined

© Copyright 2021, Wells Fargo Bank, N.A. All rights reserved. Confidential																Page 16 of 30

					Mortgage Loan Detail (Part 2)

			Most Recent Most Recent Appraisal							Cumulative	Current
	Most Recent	Most Recent	NOI Start	NOI End	Reduction	Appraisal	Cumulative	Current P&I	Cumulative P&I	Servicer	NRA/WODRA
Pros ID	Fiscal NOI	NOI	Date	Date	Date	Reduction Amount	ASER	Advances	Advances	Advances	from Principal	Defease Status
1	9,410,784.00	(4,005,632.00)	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
2	4,950,918.33	5,320,952.40	07/01/20	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
3	(4,857,601.86)	0.00	--	--	11/06/20	0.00	0.00	350,070.83	5,267,880.49	3,499,359.59	0.00
6	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
7	2,162,894.13	3,145,226.62	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
8	1,809,352.56	2,860,951.28	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
9	475,985.90	87,922.67	01/01/21	03/31/21	--	0.00	0.00	0.00	0.00	0.00	0.00
10	24,818,445.12	27,011,648.32	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
11	2,799,100.36	3,945,914.64	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
12	270,695.65	2,696,963.52	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
13	966,993.56	2,134,423.30	07/01/20	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
15	24,097,087.20	24,041,611.36	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
16	4,239,988.42	3,954,596.61	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
17	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
19	2,775,343.16	2,751,845.56	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
21	3,779,939.26	3,044,501.13	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
22	2,387,180.05	2,318,149.60	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
23	2,584,744.80	2,260,245.52	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
26	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
27	5,955,514.68	1,706,817.12	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
28	1,130,681.47	928,647.35	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
29	1,176,557.06	254,811.33	01/01/21	03/31/21	--	0.00	0.00	0.00	0.00	0.00	0.00
30	13,176,164.20	14,873,522.96	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
31	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
32	967,096.68	907,224.45	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
33	994,428.88	1,111,632.92	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
35	9,241,110.24	9,746,611.50	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
36	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance

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					Mortgage Loan Detail (Part 2)

			Most Recent Most Recent Appraisal							Cumulative	Current
	Most Recent	Most Recent	NOI Start	NOI End	Reduction	Appraisal	Cumulative	Current P&I	Cumulative P&I	Servicer	NRA/WODRA
Pros ID	Fiscal NOI	NOI	Date	Date	Date	Reduction Amount	ASER	Advances	Advances	Advances	from Principal	Defease Status
37	(45,249.78)	539,629.80	07/01/20	06/30/21	--	0.00	0.00	112,738.46	112,738.46	0.00	0.00
38	1,625,949.95	1,692,903.37	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
39	12,767,214.72	3,756,740.16	01/01/21	03/31/21	--	0.00	0.00	0.00	0.00	0.00	0.00
40	1,023,257.32	1,088,577.53	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
41	(1,440,389.45)	(115,943.13)	--	--	08/06/21	0.00	0.00	45,380.58	865,344.80	57,749.36	0.00
44	7,770,789.54	9,342,899.10	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
45	929,913.08	862,100.49	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
46	1,355,369.40	1,248,826.70	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
47	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
48	583,097.18	626,759.89	01/01/21	07/31/21	04/06/21	1,357,908.34	11,242.20	36,084.66	60,811.42	0.00	0.00
49	2,911,753.92	3,052,423.32	01/01/21	06/30/21	--	0.00	0.00	34,334.49	34,334.49	0.00	0.00
50	710,567.70	740,714.24	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
51	(378,021.74)	(493,729.97)	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
52	558,965.74	185,094.06	01/01/21	03/31/21	--	0.00	0.00	0.00	0.00	0.00	0.00
53	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
55	413,904.46	1,104,782.40	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
56	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
57	9,509,662.88	7,816,631.36	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
58	1,033,932.60	1,053,588.07	07/01/20	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
59	195,444.00	303,080.52	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
60	374,383.53	885,406.98	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
61	1,706,701.13	1,614,141.04	--	--	--	0.00	0.00	0.00	0.00	30,785.78	0.00
62	552,495.43	666,162.85	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
64	350,307.02	356,540.88	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
65	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
66	609,961.14	646,778.16	07/01/20	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
67	171,237.43	175,148.16	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
68	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance

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					Mortgage Loan Detail (Part 2)

			Most Recent	Most Recent	Appraisal					Cumulative	Current
	Most Recent	Most Recent	NOI Start	NOI End	Reduction	Appraisal	Cumulative	Current P&I	Cumulative P&I	Servicer	NRA/WODRA
Pros ID	Fiscal NOI	NOI	Date	Date	Date	Reduction Amount	ASER	Advances	Advances	Advances	from Principal	Defease Status
69	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
Totals	158,604,651.05	148,247,844.14				1,357,908.34	11,242.20	578,609.02	6,341,109.66	3,587,894.73	0.00

© Copyright 2021, Wells Fargo Bank, N.A. All rights reserved. Confidential													Page 19 of 30

Principal Prepayment Detail
			Unscheduled Principal	Prepayment Penalties
Pros ID	Loan Number	Amount	Prepayment / Liquidation Code	Prepayment Premium Amount	Yield Maintenance Amount
No principal prepayments this period
Note: Principal Prepayment Amount listed here may include Principal Adjustment Amounts on the loan in addition to the Unscheduled Principal Amount.

© Copyright 2021, Wells Fargo Bank, N.A. All rights reserved. Confidential					Page 20 of 30

								Historical Detail

						Delinquencies¹								Prepayments			Rate and Maturities
		30-59 Days		60-89 Days		90 Days or More		Foreclosure		REO		Modifications		Curtailments		Payoff	Next Weighted Avg.
Distribution
	#	Balance	#	Balance	#	Balance	#	Balance	#	Balance	#	Balance	#	Amount	#	Amount	Coupon	Remit	WAM¹
Date
10/13/21	0	0.00	0	0.00	2	60,940,103.07	1	5,983,185.70	0	0.00	0	0.00	0	0.00	0	0.00	4.725509%	4.699820%	33
09/13/21	0	0.00	1	7,942,321.66	2	61,052,892.10	1	5,994,804.11	0	0.00	0	0.00	0	0.00	0	0.00	4.725580%	4.699579%	34
08/12/21	1	7,963,368.11	1	6,072,056.12	2	61,155,712.28	1	6,005,562.74	0	0.00	0	0.00	0	0.00	0	0.00	4.725645%	4.699642%	35
07/12/21	0	0.00	1	6,081,801.47	2	61,258,039.62	1	6,016,276.25	0	0.00	0	0.00	0	0.00	0	0.00	4.725710%	4.699705%	36
06/11/21	1	6,092,299.71	0	0.00	2	61,369,353.62	1	6,027,760.33	0	0.00	0	0.00	0	0.00	1	15,851,244.08	4.725779%	4.699773%	37
05/12/21	0	0.00	1	15,876,858.96	3	69,497,744.39	1	6,038,380.75	0	0.00	0	0.00	0	0.00	0	0.00	4.730807%	4.704708%	37
04/12/21	4	54,964,047.91	0	0.00	3	69,629,891.43	1	6,049,775.10	0	0.00	2	32,947,105.51	0	0.00	0	0.00	4.730874%	4.704773%	38
03/12/21	0	0.00	0	0.00	3	69,750,755.65	1	6,060,303.18	0	0.00	0	0.00	0	0.00	0	0.00	4.730934%	4.704832%	39
02/12/21	2	33,102,938.17	1	8,093,428.72	2	61,809,717.29	1	6,073,252.08	0	0.00	1	8,093,428.72	0	0.00	0	0.00	4.731011%	4.704908%	40
01/12/21	2	19,754,969.50	0	0.00	3	70,022,717.04	1	6,083,681.70	0	0.00	0	0.00	0	0.00	0	0.00	4.731070%	4.704965%	41
12/11/20	0	0.00	1	6,152,856.58	4	86,153,731.77	2	6,094,067.58	0	0.00	0	0.00	0	0.00	1	3,218,956.51	4.731128%	4.705022%	42
11/13/20	1	6,163,077.61	1	16,039,149.94	3	70,270,920.64	2	9,329,688.98	0	0.00	2	33,319,158.12	0	0.00	0	0.00	4.733692%	4.707181%	43
Note: Foreclosure and REO Totals are included in the delinquencies aging categories.

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					Delinquency Loan Detail

		Paid		Mortgage			Outstanding		Servicing	Resolution
		Through	Months	Loan	Current P&I	Outstanding P&I	Servicer	Actual Principal	Transfer	Strategy	Bankruptcy	Foreclosure
Pros ID	Loan ID	Date	Delinquent	Status¹ Advances		Advances	Advances	Balance	Date	Code²	Date	Date	REO Date
3	30294095	07/06/20	14	6	350,070.83	5,267,880.49	3,529,549.22	54,552,428.42	07/10/20	2
37	30308093	08/06/21	0	B	112,738.46	112,738.46	0.00	7,963,368.11	02/10/21	98
41	30308096	03/06/20	18	6	45,380.58	865,344.80	109,660.01	8,007,860.03	06/08/20	13
48	30294170	08/06/21	1	5	36,084.66	60,811.42	937.65	6,005,562.74	08/16/19	13		11/22/19
49	30308102	09/06/21	0	A	34,334.49	34,334.49	0.00	6,062,271.33
Totals					578,609.02	6,341,109.66	3,640,146.88	82,591,490.63
1 Mortgage Loan Status							2 Resolution Strategy Code
A - Payment Not Received But Still in Grace Period 0 - Current					4 - Performing Matured Balloon		1 - Modification		6 - DPO		10 - Deed in Lieu of Foreclosures
B - Late Payment But Less Than 30 days			1 - 30-59 Days Delinquent		5 - Non Performing Matured Balloon		2 - Foreclosure		7 - REO		11- Full Payoff
Delinquent							3 - Bankruptcy		8 - Resolved		12 - Reps and Warranties
			2 - 60-89 Days Delinquent		6 - 121+ Days Delinquent
							4 - Extension		9 - Pending Return to Master Servicer		13 -	TBD
			3 - 90-120 Days Delinquent
							5 - Note Sale		98 - Other

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				Collateral Stratification and Historical Detail
Maturity Dates and Loan Status¹

		Total	Performing	Non-Performing	REO/Foreclosure

Past Maturity		5,983,186	0	0		5,983,186
0 - 6 Months		0	0	0		0
7 - 12 Months		0	0	0		0
13 - 24 Months		0	0	0		0
25 - 36 Months		815,706,903	754,766,800	60,940,103		0
37 - 48 Months		0	0	0		0
49 - 60 Months		0	0	0		0
> 60 Months		0	0	0		0

Historical Delinquency Information

	Total	Current	30-59 Days	60-89 Days	90+ Days	REO/Foreclosure

Oct-21	821,690,089	754,766,800	5,983,186	0	60,940,103	0
Sep-21	823,189,637	748,199,619	0	13,937,126	61,052,892	0
Aug-21	824,584,814	743,388,115	7,963,368	12,077,619	61,155,712	0
Jul-21	825,974,292	758,634,451	0	6,081,801	61,258,040	0
Jun-21	827,456,898	753,967,485	6,092,300	0	67,397,114	0
May-21	844,711,501	753,298,517	0	15,876,859	75,536,125	0
Apr-21	846,210,497	721,616,557	54,964,048	0	69,629,891	0
Mar-21	847,601,987	771,790,929	0	0	75,811,059	0
Feb-21	849,293,134	740,213,798	33,102,938	8,093,429	67,882,969	0
Jan-21	850,672,019	754,810,650	19,754,970	0	76,106,399	0
Dec-20	852,045,266	753,644,610	0	6,152,857	92,247,799	0
Nov-20	856,739,690	754,936,853	6,163,078	16,039,150	79,600,610	0
(1) Maturity dates used in this chart are based on the dates provided by the Master Servicer in the Loan Periodic File.

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			Specially Serviced Loan Detail - Part 1
		Ending Scheduled				Net Operating				Remaining
Pros ID	Loan ID	Balance	Actual Balance	Appraisal Value	Appraisal Date	Income	DSCR	DSCR Date	Maturity Date	Amort Term
3	30294095	53,164,195.77	54,552,428.42	92,000,000.00	10/01/20	21,044,489.00	3.71000	12/31/13	07/06/24	261
37	30308093	7,920,044.25	7,963,368.11		06/16/21	416,321.20	0.31000	06/30/21	07/06/24	212
41	30308096	7,775,907.30	8,007,860.03		09/10/21	1,921,659.62	1.57000	12/31/19	08/06/24	273
48	30294170	5,983,185.70	6,005,562.74	5,200,000.00	10/30/20	583,477.89	1.35000	07/31/21	08/06/19	273
Totals		74,843,333.02	76,529,219.30	97,200,000.00		23,965,947.71

© Copyright 2021, Wells Fargo Bank, N.A. All rights reserved. Confidential										Page 24 of 30

Specially Serviced Loan Detail - Part 2

Servicing
		Property		Transfer	Resolution
Pros ID	Loan ID	Type¹	State	Date	Strategy Code²		Special Servicing Comments
3	30294095	MU	NY	07/10/20	2

09/20/21 - Loan transferred to MLS Special Servicing 07/10/20 due to payment default (next due for 05/06/20). Cash Trap in place. Loan has been defaulted and Mezzanine Lender was notified. Draft foreclosure documents have been prepared but foreclosure moratorium still in place in New York (expires 01/15/22). Pending receipt of workout proposal.

37	30308093	LO	TX	02/10/21	98

10/5/2021 - Loan transferred to MLS Special Servicing on 2-10-2021 due to Payment Default resulting from COVID-19 issues. Loan transferred to Midland Special Servicing on 2-10-2021 and the asset manager and Borrower are currently working towards a modific ation, but will also be dual tracking the asset.

41	30308096	LO	CA	06/08/20	13

9/16/2021: COVID Relief Request. Loan transferred to Special Servicer due to default. Collateral consists of two boutique style hotels located in the Downtown San Francisco - White Swann Inn constructed in 1915 with 26 guest rooms and Petite

Auberge const ructed in 1911 also with 26 guest rooms. The Hotels are located on the same street separated by a restaurant business. The hotels cater to leisure travel and business spillover. Pre-negotiation letter has been executed. Outside

Counsel has been engaged an d Notice of Default and Demand for Payment Letter has been sent. Notice of Default has been recorded. Substitution of Trustee document has been recorded. Forbearance agreement documents being negotiated.

48	30294170	RT	NC	08/16/19	13

9/8/2021 - Receiver appointed 12/9/19. Property will experience significant rollover within the next two years, including anchor tenant BI-LO (46,900sf; 73.7% NRA; lease exp. 2/28/2022). BI-LO is still operating and making the required monthly rent paymen ts, but the parent company has indicated they will not be exercising renewal option at the end of the current term (2/28/2022). BI-LO has closed this location and gone dark as of April 2021. Tenant is expected to continue paying rent through Feb-2022 leas e expiration; receiver and leasing agent will market the space for lease and recommendation on disposition strategy and timing will be submitted based on their feedback. Midland in process of assessing two LOI’s each for

10-year leases for approx. 35,000 sf together of the 46,900sf BI-LO space. Dual track Midland is continuing the foreclosure process on the loan.

1 Property Type Codes						2 Resolution Strategy Code
HC - Health Care			MU - Mixed Use		WH - Warehouse	1 - Modification	6 - DPO	10 - Deed in Lieu of Foreclosures
MF - Multi-Family			SS - Self Storage		LO - Lodging	2 - Foreclosure	7 - REO	11- Full Payoff
RT - Retail			SF - Single Family Rental		98 - Other	3 - Bankruptcy	8 - Resolved	12 - Reps and Warranties
IN - Industrial			OF - Office		MH - Mobile Home Park	4 - Extension	9 - Pending Return to Master Servicer	13 - TBD
SE - Securities			CH - Cooperative Housing		ZZ - Missing Information/Undefined	5 - Note Sale	98 - Other

© Copyright 2021, Wells Fargo Bank, N.A. All rights reserved. Confidential								Page 25 of 30

				Modified Loan Detail
		Pre-Modification		Post-Modification				Modification	Modification
						Modification	Modification Booking	Closing	Effective
		Balance	Rate	Balance	Rate
Pros ID	Loan Number					Code¹	Date	Date	Date
8	30308079	19,898,348.33	4.75000%	19,898,348.33	4.75000%	8	05/29/20	05/27/20	06/04/20
8	30308079	0.00	4.75000%	0.00	4.75000%	8	10/16/20	10/16/20	10/27/20
8	30308079	0.00	4.75000%	0.00	4.75000%	8	03/26/21	03/26/21	04/05/21
9	30308080	13,845,416.58	4.75000%	13,845,416.58	4.75000%	8	05/29/20	04/01/20	06/05/20
9	30308080	13,787,207.48	4.75000%	13,787,207.48	4.75000%	8	07/09/20	07/01/20	07/20/20
9	30308080	0.00	4.75000%	0.00	4.75000%	8	10/16/20	10/16/20	10/28/20
9	30308080	0.00	4.75000%	0.00	4.75000%	8	03/26/21	03/26/21	04/05/21
25	30294026	16,190,836.94	4.99000%	16,190,836.94	4.99000%	8	05/29/20	05/06/20	06/05/20
29	30294069	13,190,326.63	4.67000%	13,190,326.63	4.67000%	8	05/28/20	07/06/20	05/29/20
37	30308093	8,236,501.49	5.15600%	8,236,501.49	5.15600%	8	07/15/20	05/06/20	07/21/20
37	30308093	0.00	5.15600%	0.00	5.15600%	8	12/28/20	07/06/20	01/08/21
Totals		85,148,637.45		85,148,637.45
1 Modification Codes
1 - Maturity Date Extension		5 - Temporary Rate Reduction	8 - Other
2 - Amortization Change		6 - Capitalization on Interest	9 - Combination
3 - Principal Write-Off		7 - Capitalization on Taxes	10 - Forbearance
Note: Please refer to Servicer Reports for modification comments.

© Copyright 2021, Wells Fargo Bank, N.A. All rights reserved. Confidential									Page 26 of 30

				Historical Liquidated Loan Detail

		Loan		Gross Sales					Current		Loss to Loan	Percent of
		Beginning	Most Recent	Proceeds or	Fees,	Net Proceeds	Net Proceeds		Period	Cumulative	with	Original
	Loan	Scheduled	Appraised	Other	Advances,	Received on	Available for	Realized Loss	Adjustment to	Adjustment to	Cumulative	Loan
Pros ID¹	Number Dist.Date	Balance	Value or BPO	Proceeds	and Expenses	Liquidation	Distribution	to Loan	Loan	Loan	Adjustment	Balance
20	30293924 01/10/20	22,419,617.26	37,800,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%
54	30308104 05/11/18	4,430,662.80	2,320,000.00	2,209,996.45	899,763.47	2,209,996.45	1,310,232.98	3,120,429.82	0.00	84,154.11	3,036,275.71	57.84%
63	30293879 12/11/20	3,224,453.09	5,000,000.00	3,444,880.45	219,798.59	3,444,251.68	3,224,453.09	0.00	0.00	0.00	0.00	0.00%
Current Period Totals		0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
Cumulative Totals		30,074,733.15	45,120,000.00	5,654,876.90	1,119,562.06	5,654,248.13	4,534,686.07	3,120,429.82	0.00	84,154.11	3,036,275.71

Note: Fees, Advances and Expenses also include outstanding P & I advances and unpaid fees (servicing, trustee, etc.).

© Copyright 2021, Wells Fargo Bank, N.A. All rights reserved. Confidential												Page 27 of 30

				Historical Bond / Collateral Loss Reconciliation Detail
			Certificate	Reimb of Prior
			Interest Paid	Realized Losses		Loss Covered by					Total Loss
			from Collateral	from Collateral	Aggregate	Credit	Loss Applied to	Loss Applied to	Non-Cash	Realized Losses	Applied to
	Loan	Distribution	Principal	Interest	Realized Loss to	Support/Deal	Certificate	Certificate	Principal	from	Certificate
Pros ID	Number	Date	Collections	Collections	Loan	Structure	Interest Payment	Balance	Adjustment	NRA/WODRA	Balance
20	30293924	01/27/20	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
54	30308104	12/12/18	0.00	0.00	3,036,275.71	0.00	0.00	(84,154.11)	0.00	0.00	3,036,275.71
		05/11/18	0.00	0.00	3,120,429.82	0.00	0.00	3,120,429.82	0.00	0.00
63	30293879	12/11/20	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
Current Period Totals			0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
Cumulative Totals			0.00	0.00	3,036,275.71	0.00	0.00	3,036,275.71	0.00	0.00	3,036,275.71

© Copyright 2021, Wells Fargo Bank, N.A. All rights reserved. Confidential											Page 28 of 30

				Interest Shortfall Detail - Collateral Level

			Special Servicing Fees									Modified
		Deferred						Non-		Reimbursement of	Other	Interest
	Interest	Interest						Recoverable	Interest on	Advances from	Shortfalls /	Reduction /
Pros ID	Adjustments	Collected	Monthly	Liquidation	Work Out	ASER	PPIS / (PPIE)	Interest	Advances	Interest	(Refunds)	(Excess)
3	0.00	0.00	11,096.62	0.00	0.00	0.00	0.00	0.00	4,405.41	0.00	0.00	0.00
37	0.00	0.00	1,654.65	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
41	0.00	0.00	1,622.73	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
48	0.00	0.00	1,248.92	0.00	0.00	(184.30)	0.00	0.00	1.52	0.00	0.00	0.00
49	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	(767.36)	0.00	0.00	0.00
Total	0.00	0.00	15,622.92	0.00	0.00	(184.30)	0.00	0.00	3,639.57	0.00	0.00	0.00
Note: Interest Adjustments listed for each loan do not include amounts that were used to adjust the Weighted Average Net Rate of the mortgage loans.									Collateral Shortfall Total		19,078.19

© Copyright 2021, Wells Fargo Bank, N.A. All rights reserved. Confidential												Page 29 of 30

Supplemental Notes
None

© Copyright 2021, Wells Fargo Bank, N.A. All rights reserved. Confidential		Page 30 of 30